UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

 OPPENHEIMER INTERNATIONAL VALUE TRUST, CONSISTING OF OPPENHEIMER INTERNATIONAL
                                   VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--91.8%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.1%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Continental AG                                                                               12,027        $    1,170,197
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.5%
Bayerische Motoren Werke AG                                                                  32,447             1,468,304
-------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                          14,565               864,937
-------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                           26,080             1,351,745
                                                                                                           --------------
                                                                                                                3,684,986
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--2.1%
Fujitsu Devices, Inc.                                                                        57,000               898,939
-------------------------------------------------------------------------------------------------------------------------
Medion AG                                                                                   107,930             1,345,617
                                                                                                           --------------
                                                                                                                2,244,556
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Compass Group plc                                                                           440,800             1,738,937
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Barratt Developments plc                                                                     14,770               262,103
-------------------------------------------------------------------------------------------------------------------------
Haseko Corp. 1                                                                              444,000             1,665,402
-------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                           14,000               304,335
-------------------------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                                                  5,908,702               394,900
                                                                                                           --------------
                                                                                                                2,626,740
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Agfa Gevaert NV                                                                              27,820               480,040
-------------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                                                     8,500               305,059
                                                                                                           --------------
                                                                                                                  785,099
-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.1%
British Sky Broadcasting Group plc                                                           86,070               744,161
-------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                                         45,340             1,420,353
                                                                                                           --------------
                                                                                                                2,164,514
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Aoyama Trading Co.                                                                           30,573             1,013,844
-------------------------------------------------------------------------------------------------------------------------
DSG International plc                                                                       342,700             1,069,966
-------------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                              326,915             1,381,265
-------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaekte Holding AG 1                                              11,236               294,233
                                                                                                           --------------
                                                                                                                3,759,308
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Aksa Akrilik Kimya Sanayii AS                                                                81,727               755,070
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                                                                  25,550               898,817
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                                                                   270,180             1,528,477
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.3%
CoolBrands International, Inc. 1                                                            387,010               951,344
-------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                     7,177             2,105,186
-------------------------------------------------------------------------------------------------------------------------
RHM plc                                                                                      25,970               125,898
-------------------------------------------------------------------------------------------------------------------------
Unilever NV                                                                                  19,625             1,377,189
                                                                                                           --------------
                                                                                                                4,559,617


1                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Coreana Cosmetics Co. Ltd. 1                                                                253,746        $      672,079
-------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                        23,293               764,955
                                                                                                           --------------
                                                                                                                1,437,034
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Amore Pacific Corp. 1                                                                         1,405               499,575
-------------------------------------------------------------------------------------------------------------------------
ENERGY--6.8%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Petroleum Geo-Services ASA 1                                                                 77,200             2,773,472
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
Eni SpA                                                                                      77,490             2,350,679
-------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                            7,270             2,007,126
                                                                                                           --------------
                                                                                                                4,357,805
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.3%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.3%
Anglo Irish Bank Corp.                                                                       71,926             1,135,342
-------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                              94,158             1,615,562
-------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                           70,631             2,493,293
-------------------------------------------------------------------------------------------------------------------------
Danske Bank AS                                                                               40,190             1,411,628
-------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                       65,109             2,015,436
                                                                                                           --------------
                                                                                                                8,671,261
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Ichiyoshi Securities Co. Ltd.                                                                35,000               668,539
-------------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                        56,173               983,791
-------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                   53,700             1,048,318
-------------------------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV                                                                   105,437               966,042
                                                                                                           --------------
                                                                                                                3,666,690
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.5%
Aegon NV                                                                                    150,787             2,436,954
-------------------------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                                 27,942               266,618
-------------------------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                                            91,606             2,563,597
-------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                        20,467             1,521,677
                                                                                                           --------------
                                                                                                                6,788,846
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Emperor Entertainment Hotel Ltd.                                                          1,689,000               659,885
-------------------------------------------------------------------------------------------------------------------------
First Juken Co. Ltd.                                                                         36,400               431,320
                                                                                                           --------------
                                                                                                                1,091,205
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.3%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Sysmex Corp.                                                                                 10,100               394,340
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Mediceo Paltac Holdings Co. Ltd.                                                             82,060             1,378,102
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
China Pharmaceutical Group Ltd. 1                                                         5,342,000               895,182
-------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                          34,819               890,746
-------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                            18,820             1,725,483
-------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                               25,500             1,443,417


2                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
UCB SA                                                                                       18,830        $      929,899
                                                                                                           --------------
                                                                                                                5,884,727
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Safran SA                                                                                    46,146             1,219,061
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--2.2%
Deutsche Lufthansa AG                                                                        90,590             1,435,455
-------------------------------------------------------------------------------------------------------------------------
easyJet plc 1                                                                               130,028               869,768
                                                                                                           --------------
                                                                                                                2,305,223
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Royal Group Technologies Ltd. 1                                                              68,850               628,629
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Bacou-Dalloz SA                                                                               6,680               664,802
-------------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                                         90,710             1,106,948
                                                                                                           --------------
                                                                                                                1,771,750
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.3%
Okumura Corp.                                                                               172,000             1,024,918
-------------------------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                                        153,030               907,462
-------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                     16,160             1,503,206
                                                                                                           --------------
                                                                                                                3,435,586
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Alstom 1                                                                                      6,230               473,530
-------------------------------------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                                                     38,551               995,466
                                                                                                           --------------
                                                                                                                1,468,996
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Alarko Holding AS 1                                                                           4,507               191,134
-------------------------------------------------------------------------------------------------------------------------
MARINE--3.6%
Attica Holdings SA                                                                          404,600             2,064,938
-------------------------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd.                                                          528,000             1,762,779
                                                                                                           --------------
                                                                                                                3,827,717
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Nokia Oyj                                                                                    88,850             1,632,704
-------------------------------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd. 2                                                               2,128,000               463,578
                                                                                                           --------------
                                                                                                                2,096,282
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Japan Digital Laboratory Co. Ltd.                                                           119,900             1,585,311
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Epcos AG 1                                                                                   60,284               921,541
-------------------------------------------------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                                                                  984,000               761,045
-------------------------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                                               68,800               917,938
-------------------------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                                         73,800             1,318,026
                                                                                                           --------------
                                                                                                                3,918,550
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
Computacenter plc                                                                           107,690               508,171


3                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                                                                  25,980        $    1,568,035
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.9%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
GEA Group AG 1                                                                               44,999               697,727
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Arcelor                                                                                      21,370               750,471
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                                                              194,200               505,073
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.7%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Cable & Wireless plc                                                                        792,625             1,441,816
-------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                            45,441             1,033,679
-------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                          210,010               495,078
-------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                                         734,990               874,427
                                                                                                           --------------
                                                                                                                3,845,000
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
KDDI Corp.                                                                                      280             1,479,903
-------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                          327,100               686,659
                                                                                                           --------------
                                                                                                                2,166,562
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Okinawa Electric Power Co. (The)                                                             12,800               792,191
                                                                                                           --------------
Total Common Stocks (Cost $85,410,177)                                                                         96,140,844

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
-------------------------------------------------------------------------------------------------------------------------
Zurich Reinsurance Centre Holdings, Inc., 7.125% Sr. Nts., 10/15/23
(Cost $277,906)                                                                        $    500,000               456,250
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.6%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.02% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with UBS
Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $7,962,971 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value
of $799,056,396 (Cost $7,962,000)                                                         7,962,000             7,962,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $93,650,083)                                                 99.8%          104,559,094
-------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 0.2               186,763
                                                                                 ----------------------------------------
Net Assets                                                                                    100.0%       $  104,745,857
                                                                                 ========================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.


4                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                     VALUE            PERCENT
--------------------------------------------------------------------------------
Japan                                           $  19,589,682              18.7%
United Kingdom                                     14,028,358              13.4
France                                             13,405,470              12.8
United States                                       8,418,250               8.1
Germany                                             7,333,074               7.0
The Netherlands                                     5,679,002               5.4
Italy                                               5,409,354               5.2
Hong Kong                                           3,882,584               3.7
Switzerland                                         3,626,863               3.5
Ireland                                             3,145,804               3.0
Greece                                              2,972,400               2.8
Norway                                              2,773,472               2.7
Canada                                              2,686,921               2.6
Belgium                                             2,405,405               2.3
Finland                                             1,632,704               1.6
Denmark                                             1,411,628               1.4
Turkey                                              1,212,822               1.2
Korea, Republic of South                            1,171,654               1.1
Sweden                                                983,791               0.9
Mexico                                                874,427               0.8
Luxembourg                                            750,471               0.7
Bermuda                                               659,885               0.6
Australia                                             505,073               0.5
                                                --------------------------------
Total                                           $ 104,559,094             100.0%
                                                ================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $93,728,964
Federal tax cost of other investments                      58,798
                                                      ------------
Total federal tax cost                                $93,787,762
                                                      ============

Gross unrealized appreciation                         $14,117,541
Gross unrealized depreciation                          (3,287,411)
                                                      ------------
Net unrealized appreciation                           $10,830,130
                                                      ============


5                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.



6                          |                Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of January 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                  EXPIRATION    CONTRACT AMOUNT        VALUATION AS OF        UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                   DATES             (000S)       JANUARY 31, 2006      APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro [EUR]                           3/27/06              3,900EUR    $      4,754,264    $          --     $     103,924
Japanese Yen [JPY]                   3/27/06            327,000JPY           2,806,908           12,328                --
                                                                                          -------------------------------
Total unrealized appreciation and depreciation                                            $      12,328     $     103,924
                                                                                          ===============================


7                          |                Oppenheimer International Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust, consisting of Oppenheimer International Value Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006